UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09475

        Nuveen Insured Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Insured Dividend Advantage Municipal Fund (NVG)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 4.3%

$5,310	Athens, Alabama, Water and Sewer Revenue Warrants, Series 2002, 5.300%, 5/01/32 - MBIA Insured	5/12 at 101.00	AAA	$ 5,476,097

3,045	Hoover, Alabama, General Obligation Warrants, Series 2003, 5.000%, 3/01/20 - MBIA Insured	3/12 at 101.00	AAA	3,166,617

10,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	11,111,200
	2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured

	Alaska - 3.4%

15,000	Alaska, International Airport System Revenue Bonds, Series 2002B, 5.250%, 10/01/27 - AMBAC	10/12 at 100.00	AAA	15,337,800
	Insured

	Arizona - 1.1%

5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B,	7/12 at 100.00	AAA	5,033,550
	5.250%, 7/01/32 (Alternative Minimum Tax) - FGIC Insured

	California - 9.9%

8,890	California, General Obligation Veterans Welfare Bonds, Series 1997BH, 5.400%, 12/01/14	12/08 at 101.00	A	9,234,488
	(Alternative Minimum Tax)

3,200	California, Various Purpose General Obligation Bonds, Series 2000, 5.250%, 9/01/17 - MBIA Insured	9/10 at 100.00	AAA	3,436,416

10,000	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/23 - MBIA Insured	No Opt. Call	AAA	10,216,400

3,000	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.375%, 12/01/24	6/07 at 101.00	AAA	3,028,710
	(Alternative Minimum Tax) - MBIA Insured

7,935	Los Angeles, California, Certificates of Participation, Real Property Acquisition Program, Series	4/12 at 100.00	AAA	8,127,186
	2002, 5.300%, 4/01/32 - AMBAC Insured

1,000	Los Angeles Convention and Exhibition Center Authority, California, Certificates of Participation,	12/05 at 100.00	AAA	1,098,170
	Series 1985, 9.000%, 12/01/20 (Pre-refunded to 12/01/05)

7,500	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series 1998A,	7/08 at 101.00	AAA	7,593,375
	5.200%, 7/01/32 - MBIA Insured

2,320	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001P, 5.250%,	8/11 at 100.00	AAA	2,490,079
	8/15/18 - FSA Insured

	Colorado - 0.9%

1,580	Gunnison Watershed School District No. RE 1J, Gunnison and Saguahce Counties, Colorado, General	No Opt. Call	Aaa	1,719,024
	Obligation Bonds, Series 2004, 5.000%, 12/01/15 - FSA Insured

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Series 2004:
1,095	5.000%, 12/01/13 - XLCA Insured	No Opt. Call	AAA	1,183,279
1,170	5.000%, 12/01/14 - XLCA Insured	12/13 at 100.00	AAA	1,254,310

	Florida - 16.1%

	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
2,305	5.250%, 12/01/17 - MBIA Insured	12/13 at 100.00	AAA	2,492,973
1,480	5.250%, 12/01/18 - MBIA Insured	12/13 at 100.00	AAA	1,592,391

11,600	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	11,846,848
	5.125%, 10/01/21 (Alternative Minimum Tax) - FSA Insured

6,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2002A, 5.500%, 10/01/41 - MBIA	4/07 at 100.00	AAA	6,196,620
	Insured

8,155	Lee County, Florida, Solid Waste System Revenue Refunding Bonds, Series 2001, 5.625%, 10/01/13	10/11 at 100.00	Aaa	8,820,285
	(Alternative Minimum Tax) - MBIA Insured

15,000	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2003A, 5.000%,	No Opt. Call	AAA	16,118,400
	8/01/27 (Mandatory put 8/01/08) - MBIA Insured

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
7,165	5.625%, 10/01/15 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	7,866,024
5,600	5.750%, 10/01/16 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	6,199,144
10,000	5.125%, 10/01/21 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	10,226,300
2,000	5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	2,056,700

	Georgia - 0.4%

1,695	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.500%,	12/11 at 100.00	AAA	1,730,222
	6/01/32 (Alternative Minimum Tax)

	Illinois - 14.0%

10,000	Bolingbrook, Illinois, General Obligation Bonds, Series 2002A, 5.375%, 1/01/38 - FGIC	1/12 at 100.00	AAA	10,257,700
	Insured

5,000	Chicago, Illinois, General Obligation Project and Refunding Bonds, Series 2001A, 5.500%, 1/01/38 -	1/11 at 101.00	AAA	5,201,850
	MBIA Insured

	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O'Hare International
	Airport, Series 2001C:
4,250	5.500%, 1/01/16 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	4,577,292
4,485	5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	4,808,413
4,730	5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	5,047,005
2,930	5.500%, 1/01/19 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	3,111,836

3,000	Chicago, Illinois, General Airport Third Lien Revenue Refunding Bonds, O'Hare International	1/12 at 100.00	AAA	3,286,890
	Airport, Series 2002A, 5.750%, 1/01/17 (Alternative Minimum Tax) - MBIA Insured

12,765	Chicago, Illinois, Revenue Bonds, Skyway Toll Bridge, Series 1996, 5.500%, 1/01/23 - MBIA Insured	1/07 at 102.00	AAA	13,612,596

4,000	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 2002, 5.000%,	12/12 at 101.00	AAA	4,127,760
	12/01/21 - MBIA Insured

1,500	DuPage County Community School District 200 Wheaton, Illinois, General Obligation Bonds, Series	10/13 at 100.00	Aaa	1,577,340
	2003C, 5.250%, 10/01/22 - FSA Insured

5,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 4/01/23	4/12 at 100.00	AAA	5,215,900

2,700	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series	8/11 at 100.00	AAA	2,953,260
	2001A, 5.000%, 8/15/20 (Pre-refunded to 8/15/11) - AMBAC Insured

	Indiana - 16.6%

3,380	Evansville, Indiana, Sewage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/20 - AMBAC	7/13 at 100.00	AAA	3,514,254
	Insured

	Indiana Bond Bank, Special Program Bonds, Hendricks County Redevelopment District, Series 2002D:
2,500	5.375%, 4/01/23 - AMBAC Insured	4/12 at 100.00	AAA	2,624,675
7,075	5.250%, 4/01/26 - AMBAC Insured	4/12 at 100.00	AAA	7,251,663
7,000	5.250%, 4/01/30 - AMBAC Insured	4/12 at 100.00	AAA	7,134,400

10,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital	7/12 at 100.00	AAA	10,112,500
	Project, Series 2002, 5.250%, 7/01/32 - AMBAC Insured

25,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	25,559,250
	5.250%, 7/01/33 - MBIA Insured

	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series 2002:
2,500	5.750%, 7/15/17 - FGIC Insured	7/12 at 100.00	AAA	2,822,900
3,810	5.750%, 7/15/20 - FGIC Insured	7/12 at 100.00	AAA	4,261,104

	Northern Wells Community School Building Corporation, Wells County, Indiana, First Mortgage Bonds,
	Series 2001:
420	5.250%, 1/15/19 - FGIC Insured	7/12 at 100.00	AAA	445,045
430	5.250%, 7/15/19 - FGIC Insured	7/12 at 100.00	AAA	455,641
1,675	5.400%, 7/15/23 - FGIC Insured	7/12 at 100.00	AAA	1,765,584

6,960	Valparaiso Middle Schools Building Corporation, Indiana, First Mortgage Refunding Bonds, Series	1/13 at 100.00	AAA	7,043,590
	2002, 5.000%, 7/15/24 - MBIA Insured

2,490	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage Bonds,	7/13 at 100.00	AAA	2,615,571
	Series 2003, 5.000%, 1/15/18 - FSA Insured

	Louisiana - 0.7%

3,085	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.125%, 9/01/21 - MBIA	9/12 at 100.00	AAA	3,222,221
	Insured

	Massachusetts - 3.5%

5,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.000%, 8/01/22 - AMBAC	8/14 at 100.00	AAA	5,160,950
	Insured

10,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program,	No Opt. Call	Aaa	10,781,400
	Series 2003A, 5.000%, 12/15/13 - FSA Insured

	Michigan - 2.5%

10,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.750%, 7/01/26	1/10 at 101.00	AAA	11,362,200
	(Pre-refunded to 1/01/10) - FGIC Insured

	Missouri - 2.0%

8,735	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.250%,	7/11 at 100.00	AAA	8,873,799
	7/01/31 - MBIA Insured

	Nebraska - 0.5%

	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A:
1,000	5.250%, 4/01/20 - FSA Insured	4/13 at 100.00	AAA	1,066,220
1,000	5.250%, 4/01/21 - FSA Insured	4/13 at 100.00	AAA	1,059,540

	Nevada - 4.2%

9,810	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.000%, 6/15/21 -	6/12 at 100.00	AAA	10,121,860
	MBIA Insured

8,750	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%, 7/01/34 - FSA	7/11 at 100.00	AAA	8,931,125
	Insured

	New Jersey - 1.1%

	Bernards Township School District, Somerset County, New Jersey, General Obligation Bonds, Series
	2004:
2,345	5.000%, 1/01/15 - FGIC Insured	1/14 at 100.00	AAA	2,522,704
2,465	5.000%, 1/01/16 - FGIC Insured	1/14 at 100.00	AAA	2,633,852

	New York - 2.2%

10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	10,022,800
	2002A, 5.000%, 11/15/30 - FSA Insured

	North Carolina - 0.6%

2,435	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson Regional	10/13 at 100.00	AAA	2,571,920
	Hospital Project, Series 2003, 5.375%, 10/01/24 - FSA Insured

	Oregon - 5.8%

4,725	Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Bonds, Series	6/14 at 100.00	AAA	5,089,156
	2004, 5.000%, 6/15/15 - FSA Insured

	Oregon, General Obligation Veterans Welfare Bonds, Series 2002-82:
9,570	5.375%, 12/01/31	12/11 at 100.00	AA	9,740,442
4,465	5.500%, 12/01/42	12/11 at 100.00	AA	4,559,122

	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2004A:
2,970	5.000%, 4/01/16 - FSA Insured	4/14 at 100.00	AAA	3,185,117
1,615	5.000%, 4/01/17 - FSA Insured	4/14 at 100.00	AAA	1,721,348

2,085	Salem-Keizer School District No. 24J, Marion County, Oregon, General Obligation Bonds, Series 2004,	6/14 at 100.00	AAA	2,205,638
	5.000%, 6/15/18 - FSA Insured

	Pennsylvania - 5.0%

4,500	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International Airport,	No Opt. Call	AAA	4,938,345
	Series 1997A, 5.750%, 1/01/13 (Alternative Minimum Tax) - MBIA Insured

5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania,	7/08 at 100.00	AAA	5,189,250
	Series 1998, 5.500%, 7/15/38 - MBIA Insured

1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Lycoming College, Series	11/13 at 100.00	AA	1,054,630
	2003-AA2, 5.250%, 11/01/16 - RAAI Insured

	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2003A:
3,090	5.250%, 2/15/14 - XLCA Insured	2/13 at 100.00	AAA	3,349,406
1,000	5.250%, 2/15/15 - XLCA Insured	2/13 at 100.00	AAA	1,075,810

	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B:
3,540	5.250%, 11/15/16 - FSA Insured	11/13 at 100.00	AAA	3,830,386
2,000	5.250%, 11/15/18 - FSA Insured	11/13 at 100.00	AAA	2,144,940

1,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	1,021,060
	District Project, Series 2003, 5.000%, 6/01/23 - FSA Insured

	South Carolina - 0.8%

	Greenville, South Carolina, Tax Increment Revenue Improvement Bonds, Series 2003:
1,000	5.500%, 4/01/17 - MBIA Insured	4/13 at 100.00	AAA	1,102,370
2,300	5.000%, 4/01/21 - MBIA Insured	4/13 at 100.00	AAA	2,377,487

	Tennessee - 9.0%

10,000	Memphis and Shelby County Sports Authority Inc., Tennessee, Revenue Bonds, Memphis Arena, Series	11/12 at 100.00	AAA	10,160,000
	2002A, 5.125%, 11/01/28 - AMBAC Insured

10,000	Memphis and Shelby County Sports Authority Inc., Tennessee, Revenue Bonds, Memphis Arena, Series	11/12 at 100.00	AAA	10,155,900
	2002B, 5.125%, 11/01/29 - AMBAC Insured

	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004:
1,495	5.000%, 10/01/19 - FSA Insured	10/14 at 100.00	AAA	1,577,240
1,455	5.000%, 10/01/20 - FSA Insured	10/14 at 100.00	AAA	1,526,484
1,955	5.000%, 10/01/21 - FSA Insured	10/14 at 100.00	AAA	2,038,009

15,195	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series	5/12 at 100.00	AAA	15,580,649
	2002A, 5.250%, 5/01/32 - FSA Insured

	Texas - 27.0%

3,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	3,825,605
	Series 2001A, 5.750%, 11/01/13 (Alternative Minimum Tax) - FGIC Insured

10,000	Gainesville Hospital District, Texas, General Obligation Limited Tax Bonds, Series 2002, 5.375%,	8/11 at 100.00	AAA	10,174,900
	8/15/32 - MBIA Insured

3,645	Galveston, Texas, General Obligation Refunding Bonds, Series 2001A, 5.250%, 5/01/21 - AMBAC	No Opt. Call	AAA	3,844,965
	Insured

	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO
	Project, Series 2003:
2,240	5.000%, 11/15/16 - MBIA Insured	11/13 at 100.00	AAA	2,351,910
2,355	5.000%, 11/15/17 - MBIA Insured	11/13 at 100.00	AAA	2,454,357

13,000	Houston Area Water Corporation, Texas, Houston Contract Revenue Bonds, Northeast Water	3/12 at 100.00	AAA	13,096,850
	Purification Plant Project, Series 2002, 5.125%, 3/01/32 - FGIC Insured

2,500	Houston Higher Education Finance Corporation, Texas, Revenue Bonds, Rice University Project, Series	11/09 at 101.00	AAA	2,545,950
	1999A, 5.375%, 11/15/29

4,345	San Antonio, Texas, Water System Senior Lien Revenue Refunding Bonds, Series 2002, 5.500%, 5/15/17 -	5/12 at 100.00	AAA	4,796,619
	FSA Insured

9,145	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2002A-1,	6/12 at 100.00	Aa1	9,401,517
	5.250%, 12/01/22 (Alternative Minimum Tax)

6,710	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series	7/11 at 100.00	AAA	6,768,713
	2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)

	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Series
	2002:
3,520	5.125%, 11/01/20 - MBIA Insured	5/12 at 100.00	Aaa	3,675,760
3,520	5.125%, 11/01/21 - MBIA Insured	5/12 at 100.00	Aaa	3,657,034

8,840	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	9,009,816
	5.550%, 9/01/33 (Alternative Minimum Tax) - MBIA Insured

	Texas Student Housing Authority, Student Housing Revenue Bonds, Austin, Texas Project, Senior
	Series 2001A:
9,400	5.375%, 1/01/23 - MBIA Insured	1/12 at 102.00	Aaa	9,940,406
11,665	5.500%, 1/01/33 - MBIA Insured	1/12 at 102.00	Aaa	12,281,962

5,000	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999B,	1/10 at 100.00	AAA	5,366,500
	5.250%, 7/15/17

	Williamson County, Texas, General Obligation Bonds, Series 2002:
3,500	5.200%, 2/15/21 - FSA Insured	2/12 at 100.00	AAA	3,656,520
3,000	5.250%, 2/15/22 - FSA Insured	2/12 at 100.00	AAA	3,131,760
7,340	5.250%, 2/15/23 - FSA Insured	2/12 at 100.00	AAA	7,633,894
5,000	5.250%, 2/15/25 - FSA Insured	2/12 at 100.00	AAA	5,158,400

	Washington - 14.4%

7,675	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2002A,	7/12 at 100.00	AAA	8,432,676
	5.500%, 7/01/15 - MBIA Insured

6,600	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station, Series	7/12 at 100.00	AAA	7,052,034
	2002B, 5.350%, 7/01/18 - FSA Insured

4,200	Lake Washington School District No. 414, King County, Washington, General Obligation Bonds, Series	12/14 at 100.00	AAA	4,470,102
	2004, 5.000%, 12/01/16 - FSA Insured

2,500	Port of Seattle, Washington, Revenue Refunding Bonds, Series 2002D, 5.750%, 11/01/15 (Alternative	11/12 at 100.00	AAA	2,766,250
	Minimum Tax) - FGIC Insured

2,200	Everett School District No. 2, Snohomish County, Washington, General Obligation Bonds, Series	12/13 at 100.00	AAA	2,319,856
	2003B, 5.000%, 6/01/17 - FSA Insured

3,255	Thurston and Pierce Counties School District, Washington, General Obligation Bonds, Yelm Community	6/13 at 100.00	Aaa	3,516,149
	Schools, Series 2003, 5.250%, 12/01/16 - FSA Insured

	Washington State Economic Development Finance Authority, Wastewater Revenue Bonds, LOTT Project,
	Series 2002:
2,000	5.500%, 6/01/17 - AMBAC Insured	6/12 at 100.00	Aaa	2,206,360
4,325	5.125%, 6/01/22 - AMBAC Insured	6/12 at 100.00	Aaa	4,466,082

15,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital, Series	8/13 at 102.00	AAA	14,893,800
	1998, 5.000%, 8/15/28 - AMBAC Insured

10,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Children's Hospital and Regional	10/11 at 100.00	Aaa	10,020,100
	Medical Center, Series 2001, 5.125%, 10/01/31 - AMBAC Insured

5,170	Whitman County School District No. 267, Pullman, Washington, General Obligation Bonds, Series 2002,	6/12 at 100.00	Aaa	5,337,094
	5.000%, 12/01/20 - FSA Insured

	Wisconsin - 3.9%

4,805	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002E,	3/12 at 100.00	AA	4,905,710
	5.250%, 9/01/22 (Alternative Minimum Tax)

11,950	Wisconsin, Transportation Revenue Refunding Bonds, Series 2002-1, 5.125%, 7/01/18 - AMBAC Insured	7/12 at 100.00	AAA	12,652,302

$653,135	Total Long-Term Investments (cost $656,800,759) - 149.9%			681,801,960

	Other Assets Less Liabilities - 1.3%			6,154,948

	Preferred Shares, at Liquidation Value - (51.2)%			(233,000,000)

	Net Assets Applicable to Common Shares - 100%			$454,956,908

At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance
or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the
Fund's net assets (including) net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments were $656,715,549.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 27,310,806
	Depreciation	(2,224,395)

	Net unrealized appreciation of investments	$ 25,086,411

Forward Swap Contracts outstanding at July 31, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date*	Date	(Depreciation)

Agreement with JPMorgan dated July 1, 2004, to pay
semi-annually the notional amount multiplied by
5.805% and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR.	$16,800,000	2/02/2005	2/02/2025	$(312,328)

Agreement with Morgan Stanley dated July 15, 2004,
to pay semi-annually the notional amount multiplied
by 5.717% and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR.	9,000,000	1/14/2005	1/14/2035	(54,571)

Agreement with JPMorgan dated July 28, 2004, to
pay quarterly the notional amount multiplied by
4.495% and receive quarterly the notional amount
multiplied by the one-week BMA Municipal Swap Index.	8,500,000	12/13/2004	12/13/2024	(141,495)

				$(508,394)

* Effective date represents the date in which both the Fund and counterparty will commence interest settlements on each forward swap contract.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.